UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (0.6%)[a]	Value
	Dealers Capital Access
$3,000,000	0.400%, 2/1/2012[b]	$3,000,000

	Total Asset Backed Commercial Paper	3,000,000

Principal Amount	Financial Company Commercial Paper (4.9%)[a]	Value
	AllianceBerstein, LP
8,570,000	0.170%, 2/1/2012	8,570,000
	BNP Paribas
14,490,000	0.140%, 2/1/2012	14,490,000

	Total Financial Company Commercial Paper	23,060,000

Principal Amount	Government Agency Debt (72.0%)[a]	Value
	Federal Agricultural Mortgage Corporation
10,000,000	0.050%, 4/23/2012[b]	9,998,861
	Federal Farm Credit Bank
4,600,000	0.215%, 5/23/2012[b,c]	4,600,810
8,000,000	0.331%, 7/2/2012[b,c]	8,007,008
6,850,000	0.270%, 7/16/2012[b,c]	6,850,632
15,000,000	0.241%, 7/20/2012[b,c]	14,998,201
5,000,000	0.190%, 8/8/2012[b,c]	4,999,688
4,000,000	0.315%, 9/7/2012[b,c]	4,002,479
6,190,000	0.316%, 10/12/2012[b,c]	6,193,103
6,000,000	0.297%, 2/24/2014[b,c]	6,009,484
	Federal Home Loan Banks
25,000,000	0.190%, 2/2/2012[b,c]	25,000,021
5,000,000	0.151%, 3/2/2012[b,c]	5,000,287
10,000,000	0.240%, 3/20/2012[b,c]	9,999,863
10,000,000	0.060%, 3/28/2012[b]	9,999,067
7,000,000	0.065%, 3/30/2012[b]	6,999,267
	Federal Home Loan Mortgage Corporation
5,500,000	0.256%, 2/10/2012[b,c]	5,500,000
13,270,000	0.250%, 2/16/2012[b,c]	13,270,271
10,000,000	0.062%, 5/29/2012[b]	9,997,968
5,000,000	0.230%, 10/12/2012[b,c]	4,999,643
	Federal National Mortgage Association
10,000,000	0.070%, 5/21/2012[b]	9,997,861
16,030,000	0.299%, 8/23/2012[b,c]	16,037,466
8,000,000	0.340%, 9/13/2012[b,c]	8,000,999
8,000,000	0.315%, 9/17/2012[b,c]	8,000,000
12,850,000	0.312%, 10/18/2012[b,c]	12,855,547
5,000,000	0.299%, 11/23/2012[b,c]	4,998,750
8,000,000	0.310%, 11/23/2012[b,c]	7,998,706
	Straight-A Funding, LLC
4,010,000	0.190%, 3/1/2012[b]	4,009,386
7,000,000	0.190%, 3/2/2012[b,d]	6,998,892
10,000,000	0.190%, 3/5/2012[b]	9,998,258
5,000,000	0.190%, 3/19/2012[b]	4,998,760
10,000,000	0.190%, 4/4/2012[b]	9,996,675
15,000,000	0.190%, 4/5/2012[b]	14,994,933
5,000,000	0.190%, 4/9/2012[b]	4,998,206
15,000,000	0.190%, 4/10/2012[b]	14,994,537
10,000,000	0.190%, 4/11/2012[b]	9,996,306
5,000,000	0.190%, 4/16/2012[b]	4,998,021
12,565,000	0.190%, 4/17/2012[b]	12,559,960

Principal Amount	Government Agency Debt (72.0%)[a]	Value
$2,580,000	0.190%, 4/20/2012[b]	$2,578,924
7,500,000	0.190%, 4/25/2012[b]	7,496,675

	Total Government Agency Debt	332,935,515

Shares	Investment Company (7.2%)	Value
	AIM Investments Institutional Government and Agency Portfolio
130,000	0.020%	130,000
	BlackRock Cash Funds
14,542,000	0.180%	14,542,000
	Dreyfus Institutional Cash Advantage Fund
1,405,000	0.150%	1,405,000
	DWS Money Market Series
591,000	0.130%	591,000
	Morgan Stanley Institutional Liquidity Funds
16,501,000	0.160%	16,501,000

	Total Investment Company	33,169,000

Principal Amount	Variable Rate Demand Note (15.3%)[a]	Value
	Capital Trust Agency Multifamily Housing Revenue Bonds
11,300,000	0.080%, 2/7/2012[b,c]	11,300,000
	Denver, Colorado Airport System Revenue Bonds
8,000,000	0.060%, 2/7/2012[b,c]	8,000,000
	Illinois Finance Authority Multifamily Housing Revenue Bonds (Villagebrook Apartments)
5,300,000	0.120%, 2/7/2012[b,c]	5,300,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
8,670,000	0.070%, 2/1/2012[b,c]	8,670,000
2,110,000	0.080%, 2/7/2012[b,c]	2,110,000
	Overseas Private Investment Corporation
3,620,688	0.090%, 2/1/2012[b,c]	3,620,688
2,799,141	0.090%, 2/1/2012[b,c]	2,799,140
8,596,491	0.090%, 2/1/2012[b,c]	8,596,491
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
5,935,000	0.060%, 2/7/2012[b,c]	5,935,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Thrivent Financial Securities Lending Trust

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Variable Rate Demand Note (15.3%)[a]	Value
	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds (Methodist Hospitals of Dallas)
$14,675,000	0.070%, 2/1/2012[b,c]	$14,675,000

	Total Variable Rate Demand Note	71,006,319

	Total Investments (at amortized cost) 100.0%	$463,170,834

	Other Assets and Liabilities, Net (<0.1%)	(13,172)

	Total Net Assets 100.0%	$463,157,662

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $6,998,892 or 1.5% of total net assets.

Cost for federal income tax purposes	$463,170,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Thrivent Financial Securities Lending Trust

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	3,000,000	–	3,000,000	–
Financial Company Commercial Paper	23,060,000	–	23,060,000	–
Government Agency Debt	332,935,515	–	332,935,515	–
Investment Company	33,169,000	33,169,000	–	–
Variable Rate Demand Note	71,006,319	–	71,006,319	–
Total	$463,170,834	$33,169,000	$430,001,834	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

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Notes to Schedule of Investments

As of January 31, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Thrivent Financial Securities Lending Trust (the “Trust”) are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Trust and the Trusts’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Trust’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Trust, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Trusts’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Trusts’ most recent annual or semiannual shareholder report.

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Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2012	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 28, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer